Trade Payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022
Trade and other payables [abstract]
Trade payables - Current	€ 336.0	€ 1,065.5	€ 1,029.0
Trade payables - Non-current	179.9		49.2
Total trade payables	515.9	€ 1,065.5	€ 1,078.2
Reversal of certain pre-delivery trade payables	€ 497.0